Other Non-Current assets (Schedule of Other Non-Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of Other Non-Current assets [Abstract]
Qoros put option	[1]		$ 55,575
Others			2,142
Total other non-current assets			$ 57,717

[1]	Refer to Note 9.B.b.2.